Condensed Statements of Changes in Stockholders? Equity (Deficit) - USD ($)	Common Stock Private placement	Common Stock	Additional Paid-in Capital Private placement	Additional Paid-in Capital	Accumulated Deficit	Private placement	Total
Balance at beginning of period at Dec. 31, 2015		$ 12,000			$ (12,392,000)		$ (12,380,000)
Balance at beginning of period (shares) at Dec. 31, 2015		3,758,488
Increase (Decrease) in Stockholders' Equity
Redemption value adjustment - Series A preferred stock				$ (285,000)	(81,000)		(366,000)
Conversion of Series A preferred stock to common stock		$ 1,000		8,318,000			8,319,000
Conversion of Series A preferred stock to common stock (in shares)		827,205
Separation of convertible note beneficial conversion feature upon contingency resolution				372,000			372,000
Conversion of convertible notes to common stock		$ 1,000		11,444,000			11,445,000
Conversion of convertible notes to common stock (in shares)		1,656,807
Issuance of common stock		$ 3,000		30,275,000			30,278,000
Issuance of common stock		3,027,755
Issuance costs of offering				(4,168,000)			(4,168,000)
Share-based compensation - employee				1,498,000			1,498,000
Share-based compensation - non-employee				220,000			220,000
Net loss					(14,586,000)		(14,586,000)
Balance at end of period at Dec. 31, 2016		$ 17,000		47,674,000	(27,059,000)		20,632,000
Balance at end of period (shares) at Dec. 31, 2016		9,270,255
Increase (Decrease) in Stockholders' Equity
Issuance of common stock	$ 1,000		$ 8,978,000			$ 8,979,000
Issuance of common stock	1,324,256
Issuance costs of offering			(1,287,000)			(1,287,000)
Exercise of stock options				41,000			41,000
Exercise of stock options (in shares)		23,531
Issuance of detachable stock warrants in connection with private placement			$ 3,562,000			$ 3,562,000
Exercise of warrants				156,000			$ 156,000
Exercise of warrants (in shares)		15,000					15,000
Share-based compensation - employee				5,244,000			$ 5,244,000
Share-based compensation - non-employee				29,000			29,000
Net loss					(33,415,000)		(33,415,000)
Balance at end of period at Dec. 31, 2017		$ 18,000		64,397,000	(60,474,000)		3,941,000
Balance at end of period (shares) at Dec. 31, 2017		10,633,042
Increase (Decrease) in Stockholders' Equity
Issuance of common stock		$ 4,000		25,146,000			$ 25,150,000
Issuance of common stock		3,592,858					3,592,858
Issuance costs of offering				(2,093,000)			$ (2,093,000)
Exercise of stock options				23,000			23,000
Exercise of stock options (in shares)		6,413
Share-based compensation - employee				1,019,000			1,019,000
Share-based compensation - non-employee				1,000			1,000
Net loss					(7,224,000)		(7,224,000)
Balance at end of period at Mar. 31, 2018		$ 22,000		88,493,000	(67,698,000)		20,817,000
Balance at end of period (shares) at Mar. 31, 2018		14,232,313
Balance at beginning of period at Dec. 31, 2017		$ 18,000		64,397,000	(60,474,000)		3,941,000
Balance at beginning of period (shares) at Dec. 31, 2017		10,633,042
Increase (Decrease) in Stockholders' Equity
Net loss							(13,902,000)
Balance at end of period at Jun. 30, 2018		$ 22,000		89,402,000	(74,376,000)		15,048,000
Balance at end of period (shares) at Jun. 30, 2018		14,232,313
Balance at beginning of period at Dec. 31, 2017		$ 18,000		64,397,000	(60,474,000)		3,941,000
Balance at beginning of period (shares) at Dec. 31, 2017		10,633,042
Increase (Decrease) in Stockholders' Equity
Issuance of common stock		$ 4,000		25,146,000			25,150,000
Issuance of common stock		3,592,858
Issuance costs of offering				(2,091,000)			(2,091,000)
Warrant issuance				196,000			196,000
Exercise of stock options				84,000			84,000
Exercise of stock options (in shares)		39,511
Exercise of warrants							0
Share-based compensation - employee				4,128,000			4,128,000
Share-based compensation - non-employee				3,000			3,000
Net loss					(23,637,000)		(23,637,000)
Balance at end of period at Dec. 31, 2018		$ 22,000		91,863,000	(84,111,000)		7,774,000
Balance at end of period (shares) at Dec. 31, 2018		14,265,411
Balance at beginning of period at Mar. 31, 2018		$ 22,000		88,493,000	(67,698,000)		20,817,000
Balance at beginning of period (shares) at Mar. 31, 2018		14,232,313
Increase (Decrease) in Stockholders' Equity
Share-based compensation - employee				908,000			908,000
Share-based compensation - non-employee				1,000			1,000
Net loss					(6,678,000)		(6,678,000)
Balance at end of period at Jun. 30, 2018		$ 22,000		89,402,000	(74,376,000)		15,048,000
Balance at end of period (shares) at Jun. 30, 2018		14,232,313
Balance at beginning of period at Dec. 31, 2018		$ 22,000		91,863,000	(84,111,000)		7,774,000
Balance at beginning of period (shares) at Dec. 31, 2018		14,265,411
Increase (Decrease) in Stockholders' Equity
Share-based compensation - employee				473,000			473,000
Net loss					(3,801,000)		(3,801,000)
Balance at end of period at Mar. 31, 2019		$ 22,000		92,336,000	(87,912,000)		4,446,000
Balance at end of period (shares) at Mar. 31, 2019		14,265,411
Balance at beginning of period at Dec. 31, 2018		$ 22,000		91,863,000	(84,111,000)		7,774,000
Balance at beginning of period (shares) at Dec. 31, 2018		14,265,411
Increase (Decrease) in Stockholders' Equity
Net loss							(6,721,000)
Balance at end of period at Jun. 30, 2019		$ 22,000		92,774,000	(90,832,000)		1,964,000
Balance at end of period (shares) at Jun. 30, 2019		14,265,411
Balance at beginning of period at Mar. 31, 2019		$ 22,000		92,336,000	(87,912,000)		4,446,000
Balance at beginning of period (shares) at Mar. 31, 2019		14,265,411
Increase (Decrease) in Stockholders' Equity
Share-based compensation - employee				438,000			438,000
Net loss					(2,920,000)		(2,920,000)
Balance at end of period at Jun. 30, 2019		$ 22,000		$ 92,774,000	$ (90,832,000)		$ 1,964,000
Balance at end of period (shares) at Jun. 30, 2019		14,265,411